Subsequent events (Details) share in Millions	Jan. 19, 2022	Jan. 06, 2022 share	Jan. 04, 2022	Jan. 03, 2022
Acquisitions
Disclosure of non-adjusting events after reporting period [line items]
Equity interests of issuer (in shares)		19.5
Premium paid on purchase price		0.35
Suna Controle S.A. | Minority Stake Acquisitions
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate				40.00%
Estratégia & Timing | Minority Stake Acquisitions
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate			45.00%
Etrnity | Minority Stake Acquisitions
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate	20.00%
AZ Quest | Minority Stake Acquisitions
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate	5.00%
Banco Modal S.A. | Acquisitions
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		100.00%